Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries

EURm	2017	2016
Summarized income statement
Net sales(2)	2 276	1 806
Operating profit/(loss)	83	(136)
Profit/(loss) for the year	52	(89)
Profit/(loss) for the year attributable to:
Equity holders of the parent	15	(45)
Non-controlling interests(3)	37	(45)
Summarized statement of financial position
Non-current assets	589	424
Non-current liabilities	(130)	(128)
Non-current net assets	459	296
Current assets(4)	3 888	2 841
Current liabilities	(2 765)	(1 657)
Current net assets	1 123	1 184
Net assets(5)	1 582	1 480
Non-controlling interests(6)	–	775
Summarized statement of cash flows
Net cash from/(used in) operating activities	438	(182)
Net cash (used in)/from investing activities	(184)	89
Net cash used in financing activities	(442)	(24)
Net decrease in cash and cash equivalents	(188)	(117)

(1)

Financial information in 2017 is not fully comparable to financial information in 2016: the new Nokia Shanghai Bell joint venture commenced operations on July 3, 2017 and includes, in addition to the Alcatel Lucent Shanghai Bell Group entities previously reported as material partly-owned subsidiaries, the Group’s China business, which were previously fully owned subsidiaries. Financial information for the Nokia Shanghai Bell Group is presented before eliminations of intercompany transactions with the rest of the Group but after eliminations of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)	Includes EUR 328 million (EUR 483 million in 2016) net sales to other Group entities.
(3)	In 2017, profit for the year is attributed to non-controlling interests until July 3, 2017.
(4)	Includes a total of EUR 1 001 million (EUR 1 284 million in 2016) of cash and cash equivalents and available-for-sale investments, liquid assets.
(5)

The distribution of the profits of Nokia Shanghai Bell Co., Ltd requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.

In 2017, the non-controlling interest balance was derecognized and partially offset by the recognition of the related financial liability of EUR 737 million.